Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Unrecognized tax benefits
Dilutive securities
Smaller reporting companies scaled disclosure				The Company will remain a smaller reporting company until the last day of the fiscal year in which (1) the market value of the ordinary shares held by non-affiliates equals or exceeds $250 million as of the prior June 30, and (2) the annual revenues equaled or exceeded $100 million during such completed fiscal year or the market value of the ordinary shares held by non-affiliates equals or exceeds $700 million as of the prior June 30.
Market value exceeds	$ 250
Annual revenue	100
Market value of ordinary shares	$ 700